Borrowings - Narrative (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2026 USD ($) installment	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 CNY (¥) installment	Jun. 18, 2026	Dec. 31, 2025 USD ($)
Hubei Qiguang Technology Co., Ltd.
Short-term borrowings
Equity interest				100.00%
Unsecured borrowing.
Short-term borrowings
Total line of credit	$ 642,315				$ 329,498
Unused portion of line of credit	$ 73,734				$ 13,252
Loan one | Unsecured borrowing.
Short-term borrowings
Short-term debt, weighted average interest rate (as a percent)	3.56%		3.56%		3.70%
Interest rate	3.58%		3.58%		2.81%
Syndicated Acquisition Loan Facility
Short-term borrowings
Total line of credit	$ 185,000		¥ 1,260,000
Debt instrument, period of interest bearing loans	5 years	5 years
Debt instrument, basis points per annum	0.10%	0.10%
Debt instrument, term	10 years	10 years
Proceeds from Lines of Credit	$ 117,723	¥ 800,000
Aggregate arrangement fee	$ 2,210		¥ 15,000
Number of installments | installment	9		9
Amount capitalized as debt issuance cost	$ 1,392		¥ 9,450
Syndicated Acquisition Loan Facility | Hubei Qiguang Technology Co., Ltd.
Short-term borrowings
Equity interest	100.00%		100.00%